Commitments and Contingencies (Details Narrative)			1 Months Ended	12 Months Ended
	Jun. 25, 2018 USD ($)	Oct. 01, 2017	Jun. 30, 2018 USD ($)	Mar. 31, 2019 USD ($) Integer	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Payments for accounts payable and accrued liabilities				$ 10,000
Term of agreement		5 years
Rent payments				119,053	$ 154,704	$ 244,598
Research and Development Project Agreement [Member] | Urobois Limited [Member]
Amount paid for agreement				2,500
Amount paid at the completion of agreement				$ 20,000
Forecast [Member]
Number of prolieve kits sold | Integer				2,160
Payment to purchase of prolieve kits				$ 286
Payment to purchase of prolieve kits, total				617,760
Maximum [Member]
Royalties paid				$ 18,500,000
Monetary relief, amount			$ 1,000,000
Minimum [Member]
Monetary relief, amount			$ 200,000
Celsion Canada Inc [Member]
Percentage of Royalty Contingencies				5.00%
MIT [Member]
Percentage of Royalty Contingencies				5.00%
Payments for license product without approval	$ 10,000
Payments for license product with approval	$ 100,000